May 1, 2020

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re: John Hancock Life Insurance Company (U.S.A.) Separate Account W Registration Statement on Form N-4

File No. 333-164145

Ladies and Gentlemen:

Pursuant to Rule 497(j) of Regulation C of the Securities Act of 1933, we hereby certify on behalf of the Registrant that the form of the Statement of Additional Information dated April 27, 2020 contains no changes from the form of Statement of Additional Information contained in the most recent Post-Effective Amendment No. 12 filed via EDGAR on Form N-4 on April 24, 2020.

Very truly yours,

/s/ Thomas J. Loftus

Thomas J. Loftus

AVP and Assistant General Counsel 617-663-3192 tloftus@jhancock.com

200 Berkeley Street, Boston, Massachusetts, United States, 02116